Segmented Information (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of major customers [Line Items]
Information about major customers	During the year ended March 31, 2026, the Company was economically dependent on four (2025 - one, 2024 - one) customers who accounted for more than 10% of revenue from continuing operations
Other income	$ 0	$ 1,391,746	$ 306,288
Vehicle sales revenue from government vouchers	201,012	558,228	385,643
Sales revenue from vehicles previously on leases	$ 0	$ 319,000	$ 0
One customer [Member]
Disclosure of major customers [Line Items]
Percentage of revenue	67.00%	63.00%	30.00%